Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Income Statement [Abstract]
License revenues	$ 645,602			$ 1,273,071		$ 7,724,001
Operating expenses:
Research and development	(2,849,990)	(647,866)	(1,637,387)	(5,173,503)	(1,711,011)	(3,929,558)	(4,438,264)
General and administrative	(2,064,872)	(1,765,489)	(803,069)	(4,247,430)	(2,458,494)	(6,852,988)	(6,629,344)
Operating expenses	(4,914,862)	(2,413,355)		(9,420,933)	(4,169,505)
Operating loss	(4,269,260)	(2,413,355)	(2,440,456)	(8,147,862)	(4,169,505)	(3,058,545)	(11,067,608)
Other income (loss)
Realized and unrealized gain (loss) from marketable securities	142,806	2,805		(2,164,513)	8,208	(3,581,193)
Dividend income	30,691	31,085		34,067	63,986	85,242
Amortization of beneficial conversion feature and debt issuance costs related to convertible note							(1,031,360)
Issuance cost related to warrants to investors and placement agent							(457,250)
Imputed interest with respect to convertible notes							(14,878)
Amortization of debt issuance cost							(14,273)
Foreign exchange loss	(1,977)	(4,167)	(5,521)	(253)	(966)	(920)
Issuance of common stock to finder fee upon the conversion of convertible notes							(18,000)
Other expenses		(5,587)			(9,289)	(3,034)	(29,426)
Total other income (loss)	171,520	24,136	3,488,143	(2,130,699)	61,939	(3,499,905)	(6,976,738)
Provision for income taxes
Net loss	$ (4,097,740)	$ (2,389,219)	1,047,687	$ (10,278,561)	$ (4,107,566)	(6,558,450)	(18,044,346)
Unrealized income (loss) on marketable securities			(5,135)				2,149
Total other comprehensive (loss) income			$ 1,042,552			$ (6,558,450)	$ (18,042,197)
Net basis and diluted loss per share	$ (0.38)	$ (0.28)		$ (1.03)	$ (0.49)
Net (loss) income (loss) per share - basic			$ 0.15			$ (0.77)	$ (3.01)
Net (loss) income per share - diluted			$ 0.14			$ (0.77)	$ (3.01)
Weighted average number of shares of common stock used in computing basic and diluted net loss per share	10,699,370	8,440,457		9,935,444	8,420,281
Weighted average number of common shares outstanding - basic			7,196,048			8,498,525	6,002,052
Weighted average number of common shares outstanding - diluted			7,250,194			8,498,525	6,002,052